Equity - Subordinated notes - Additional information (Details) - ifrs Subordinated debt [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Various tax effects on subordinated notes	€ 6	€ (2)	€ 29
Working days before the annual payment date unless Orange exercises	5 days